Borrowings - Long-Term Debt Obligations (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long-Term Debt Obligations:
December 31, 2020	$ 175,302
December 31, 2021	734,774
December 31, 2022	76,171
December 31, 2023	38,970
December 31, 2024	67,268
December 31, 2025 and thereafter	94,653
Total	$ 1,187,138	$ 1,216,400